Commitments and Contingencies - Schedule Future Minimum Payments on Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
Operating Leases, 2016	$ 6,109
Operating Leases, 2017	5,855
Operating Leases, 2018	5,591
Operating Leases, 2019	5,083
Operating Leases, 2020	2,406
Operating Leases, Thereafter	1,665
Operating Leases, Total minimum lease payments	$ 26,709